Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic and Diluted Earnings per Ordinary Share [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$ 61,476	$ 51,596	$ 10,706
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	340,423	341,056	353,771
Unvested RSUs (in thousands)	3,195	468	56
Weighted Average Number of Shares Outstanding, Diluted	343,618	341,524	353,827
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.18	$ 0.15	$ 0.03